SUPPLEMENT DATED JUNE 26, 2018

TO PROSPECTUS DATED APRIL 29, 2011
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE

TO PROSPECTUS DATED MAY 1, 2008
 FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE

 ISSUED BY DELAWARE LIFE NY VARIABLE ACCOUNT D

This supplement contains information about the investment options that are available under your Policy.

Effective on or about July 2, 2018, the name of the Deutsche Small Cap Index VIP will be changed to DWS Small Cap Index VIP and the name of the Deutsche Small Mid Cap Value VIP will be changed to DWS Small Mid Cap Value VIP.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.